Fair Value of Financial Assets and Liabilities-Level 3 Reconciliation (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Level 3 Reconciliation
Assets at beginning of period		$ 31,357,304	$ 31,057,596
Assets at end of period	$ 52,908,434	32,561,437	31,357,304
Level 3
Level 3 Reconciliation
Assets at beginning of period		85,019	114,153
Gain (Loss) Recognized in Income		(4,197)	(5,843)
Gain (Loss) Recognized in Equity		1,137	818
Purchases		12,368	28,216
Sales		(39,376)	(49,786)
Transfer from Level 1 and 2		5,057	165
Transfer to Level 1 and 2		(5,681)	(2,704)
Assets at end of period		54,327	85,019
Level 3 | Financial assets held-for-trading
Level 3 Reconciliation
Assets at beginning of period		8,960	18,028
Gain (Loss) Recognized in Income		(7)	28
Purchases		7,446	8,946
Sales		(10,772)	(18,042)
Transfer from Level 1 and 2		2,385
Assets at end of period		8,012	8,960
Level 3 | Financial assets held-for-trading | Other instruments issued in Chile
Level 3 Reconciliation
Assets at beginning of period		8,960	18,028
Gain (Loss) Recognized in Income		(7)	28
Purchases		7,446	8,946
Sales		(10,772)	(18,042)
Transfer from Level 1 and 2		2,385
Assets at end of period		8,012	8,960
Level 3 | Financial assets available-for-sale
Level 3 Reconciliation
Assets at beginning of period		76,059	96,125
Gain (Loss) Recognized in Income		(4,190)	(5,871)
Gain (Loss) Recognized in Equity		1,137	818
Purchases		4,922	19,270
Sales		(28,604)	(31,744)
Transfer from Level 1 and 2		2,672	165
Transfer to Level 1 and 2		(5,681)	(2,704)
Assets at end of period		46,315	76,059
Level 3 | Financial assets available-for-sale | Other instruments issued in Chile
Level 3 Reconciliation
Assets at beginning of period		76,005	96,125
Gain (Loss) Recognized in Income		(4,186)	(5,871)
Gain (Loss) Recognized in Equity		1,137	818
Purchases		4,922	19,270
Sales		(28,604)	(31,744)
Transfer from Level 1 and 2		2,672	111
Transfer to Level 1 and 2		(5,681)	(2,704)
Assets at end of period		46,265	76,005
Level 3 | Financial assets available-for-sale | Instruments issued by foreign institutions
Level 3 Reconciliation
Assets at beginning of period		54
Gain (Loss) Recognized in Income		(4)
Transfer from Level 1 and 2			54
Assets at end of period		$ 50	$ 54